Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net In Thousands, unless otherwise specified																12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Brand Names [Member] CNY	Dec. 31, 2012 Brand Names [Member] CNY	Dec. 31, 2013 Trade Names [Member] CNY	Dec. 31, 2012 Trade Names [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Dec. 31, 2013 Noncompete Agreements [Member] CNY	Dec. 31, 2012 Noncompete Agreements [Member] CNY	Dec. 31, 2013 Agency Agreement and License [Member] CNY	Dec. 31, 2012 Agency Agreement and License [Member] CNY	Dec. 31, 2013 Computer Software, Intangible Asset [Member] CNY	Dec. 31, 2012 Computer Software, Intangible Asset [Member] CNY	Dec. 31, 2013 Minimum [Member] Trade Names [Member]	Dec. 31, 2012 Minimum [Member] Trade Names [Member]	Dec. 31, 2013 Minimum [Member] Customer Relationships [Member]	Dec. 31, 2012 Minimum [Member] Customer Relationships [Member]	Dec. 31, 2013 Minimum [Member] Noncompete Agreements [Member]	Dec. 31, 2012 Minimum [Member] Noncompete Agreements [Member]	Dec. 31, 2013 Minimum [Member] Agency Agreement and License [Member]	Dec. 31, 2012 Minimum [Member] Agency Agreement and License [Member]	Dec. 31, 2013 Minimum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2012 Minimum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2013 Maximum [Member] Trade Names [Member]	Dec. 31, 2012 Maximum [Member] Trade Names [Member]	Dec. 31, 2013 Maximum [Member] Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Customer Relationships [Member]	Dec. 31, 2013 Maximum [Member] Noncompete Agreements [Member]	Dec. 31, 2012 Maximum [Member] Noncompete Agreements [Member]	Dec. 31, 2013 Maximum [Member] Agency Agreement and License [Member]	Dec. 31, 2012 Maximum [Member] Agency Agreement and License [Member]	Dec. 31, 2013 Maximum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2012 Maximum [Member] Computer Software, Intangible Asset [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Intangible Assets, Net [Line Items]
Useful life (Years)																9 years 146 days	9 years 146 days	4 years 219 days	4 years 219 days	3 years	3 years	4 years 219 days	4 years 219 days	5 years	5 years	10 years	10 years	9 years 292 days	9 years 292 days	6 years 3 months	6 years 3 months	9 years 292 days	9 years 292 days	10 years	10 years
Cost		177,654	177,654	24,091	24,091	8,898	8,898	54,706	54,706	68,215	68,215	16,004	16,004	5,740	5,740
Accumulated amortization		(87,122)	(73,457)			(2,925)	(1,984)	(39,738)	(33,684)	(29,835)	(27,080)	(10,989)	(8,222)	(3,635)	(2,487)
Impairment loss		(61,417)	(61,417)	(20,384)	(20,384)			(5,760)	(5,760)	(34,692)	(34,692)	(581)	(581)
Net carrying values	$ 4,809	29,115	42,780	3,707	3,707	5,973	6,914	9,208	15,262	3,688	6,443	4,434	7,201	2,105	3,253